Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity

Equity and liabilities

17 Equity

On October 29, 2019, the general meeting of shareholders of the Company resolved to approve the corporate reorganization and to execute the Deed of Conversion. The reorganization was effected by the following procedures:

1.Existing shareholders of common shares and preferred shares of Centogene AG subscribed for new common shares in Centogene B.V., and in return transferred their respective shares (both common and preferred) in Centogene AG to Centogene B.V. as a contribution in kind. The exchange ratios for the common and preferred shares of Centogene AG to common shares of Centogene B.V. were as follows:

-Preferred shares of Centogene AG were exchanged for common shares of Centogene B.V. (share split) on a 1.00 to 89.6125 basis

-Common shares of Centogene AG were exchanged for common shares of Centogene B.V. (share split) on a 1.00 to 33.2238 basis

2.the legal form of Centogene B.V. were converted from a Dutch private company with limited liability to a Dutch public company, Centogene N.V. and the articles of association of Centogene N.V. became effective. The conversion took place by means of the execution of a notarial deed of conversion and amendment, and resulted in a name change from Centogene B.V. to Centogene N.V.

The corporate reorganization was fully completed on November 12, 2019. All share, per-share and related information presented in the financial statements and corresponding disclosure notes have been retrospectively adjusted, where applicable, to reflect the impact of the share split resulting from the reorganization.

Issued capital and capital reserve

Common Shares

As of December 31, 2018, 15,861,340 common shares of Centogene N.V. with a nominal value of EUR 0.12 (converted from 230,445 common shares with a conversion ratio of 33.2238 and 91,562 preferred shares with a conversion ratio of 89.6125, both with a nominal value of EUR 1.00), were issued and fully paid up.

The  preferred shares were issued to certain investors to fund the Company’s development activities. The preferred shares each had one voting right per share and did not contain a redemption feature or a contractual right to fixed dividends. The preferred shareholders were entitled to a disproportionate share of the net assets of the Company in case of certain exit events , including IPO, which was reflected by the different conversion ratios (share split) for common and preferred shares of Centogene AG to Centogene B.V.

As a result of the IPO, all issued and paid-in preferred shares were converted to common shares, based on the conversion ratio above which reflected the return to investors as agreed in the relevant investment agreements. As of December 31, 2019, the authorized but unissued common share capital amounted to EUR 7,097k.

in thousands of shares	2019
Common shares issued as a result of corporate reorganization	15,861
Issued at IPO	4,000
Common shares issued as of Dec 31, fully paid	19,861

as of
in thousands of shares	Dec 31, 2019
Authorized common shares of EUR 0.12 each	79,000

The holders of common shares are entitled to the Company's approved dividends and other distributions as may be declared from time to time by the Company, and is entitled to vote per share on all matters to be voted at the Company's annual general meetings.

Capital reserve

As of December 31, 2019, capital reserve included a share premium of EUR 90,297k, being amounts contributed by shareholders at the issuance of shares in excess of the par value of the shares issued, net of any transaction costs incurred for the share issuance. During the year ended December 31, 2019, transaction costs related to IPO, that are directly attributable to issuing the new shares, of EUR 4,899k were recorded against capital reserve. Of this amount, a total of EUR 328k was paid in the year ended December 31, 2018, and EUR 565k was not yet paid and included in other liabilities as of December 31, 2019 (2018: EUR 1,695k) (see note 19.2).

The capital reserve consists of the share premium account and amounts recorded in respect of share‑based payments. For additional information on the share‑based payments, please refer to note 20.